Legal proceedings and contingencies (Details) $ in Millions		1 Months Ended	12 Months Ended
	Dec. 12, 2018 USD ($)	Mar. 31, 2017 cases	Dec. 31, 2022 cases	Mar. 17, 2021 Employees	Sep. 20, 2018 individual	Sep. 18, 2018 Company	Dec. 20, 2017 Employees
NAM
Disclosure of legal proceedings and other contingencies [Line Items]
Proportion of ownership interest in joint venture			50.00%
NAM | ExxonMobil
Disclosure of legal proceedings and other contingencies [Line Items]
Proportion of ownership interest in joint venture			50.00%
Pesticide
Disclosure of legal proceedings and other contingencies [Line Items]
Number of cases pending			34
Claims made, but not yet filed			4
Louisiana coast
Disclosure of legal proceedings and other contingencies [Line Items]
Number of cases pending			14
Number of cases filed against oil and gas companies			43
Number of oil and gas companies			200
NAM (Groningen gas field)
Disclosure of legal proceedings and other contingencies [Line Items]
Number of claims received (more than)			100,000
Nigerian
Disclosure of legal proceedings and other contingencies [Line Items]
Number of cases pending		2
Losses on litigation settlements in fraudulent and corrupt scheme | $	$ 1,092
Employees remanded to trial | Employees							4
Group companies | Company						3
Employees acquitted | Employees				4
Individuals found guilty | individual					2
Nigerian | Executive Officer
Disclosure of legal proceedings and other contingencies [Line Items]
Employees remanded to trial | Employees							1
USA | Climate change
Disclosure of legal proceedings and other contingencies [Line Items]
Number of cases pending			22
The Netherlands | Climate change
Disclosure of legal proceedings and other contingencies [Line Items]
Percentage reduction of emissions by 2030			45.00%